Data Compare Summary (Total)
Run Date - 1/14/2026 9:33:25 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	3,694	0.00%	3,694
City	0	3,694	0.00%	3,694
State	0	3,694	0.00%	3,694
Zip	0	3,694	0.00%	3,694
Borrower First Name	0	3,694	0.00%	3,694
Borrower Last Name	0	3,694	0.00%	3,694
Borrower SSN	0	3,694	0.00%	3,694
Line Limit	0	3,694	0.00%	3,694
Original Interest Rate	0	3,694	0.00%	3,694
Representative FICO	0	3,694	0.00%	3,694
Property Type	0	3,694	0.00%	3,694
Occupancy	0	3,694	0.00%	3,694
Purpose	0	3,694	0.00%	3,694
Refi Purpose	0	3,684	0.00%	3,694
Balloon Flag	0	3,694	0.00%	3,694
Original CLTV	0	3,639	0.00%	3,694
Lender	0	3,694	0.00%	3,694
Product Description	0	3,694	0.00%	3,694
Originator Loan Designation	0	3,694	0.00%	3,694
Investor: Qualifying Total Debt Ratio	0	3,694	0.00%	3,694
PITIA Reserves Months	0	3,694	0.00%	3,694
Original HCLTV	0	263	0.00%	3,694
Total	0	77,772	0.00%	3,694